BUSINESS COMBINATION - Schedule of Purchase Price Allocation (Detail) ¥ in Thousands, $ in Thousands						12 Months Ended
	Sep. 02, 2019 CNY (¥)	Jul. 12, 2019 CNY (¥)	May 01, 2019 CNY (¥)	Mar. 01, 2019 CNY (¥)	Dec. 01, 2018 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Intangible asset
Goodwill, net						¥ 2,284,109	$ 333,573	¥ 2,090,078	¥ 609,511
Minimum
Business Acquisition [Line Items]
Amortization period of land use rights (in years)						40 years
Maximum
Business Acquisition [Line Items]
Amortization period of land use rights (in years)						50 years
Software
Business Acquisition [Line Items]
Estimated amortization of intangible assets						5 years
Non-compete agreements | Minimum
Business Acquisition [Line Items]
Estimated amortization of intangible assets						4 years
Non-compete agreements | Maximum
Business Acquisition [Line Items]
Estimated amortization of intangible assets						8 years
Core curriculum
Business Acquisition [Line Items]
Estimated amortization of intangible assets						10 years
Chengdu Yinzhe
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 81,197
Other current assets					920
Property and equipment, net					551
Intangible asset
Goodwill, net					192,510
Other investments					1,500
Account payables					(2,766)
Other current liabilities					(5,695)
Deferred tax liabilities					(5,674)
Contract liabilities					(50,078)
Non-controlling interests					(62,766)
Total consideration and value to be allocated to net assets					¥ 188,299
Chengdu Yinzhe | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period					3 years
Chengdu Yinzhe | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period					5 years
Chengdu Yinzhe | Software
Business Acquisition [Line Items]
Estimated amortization of intangible assets					5 years
Intangible asset
Intangible assets					¥ 2,600
Chengdu Yinzhe | Non-compete agreements
Business Acquisition [Line Items]
Estimated amortization of intangible assets					6 years
Intangible asset
Intangible assets					¥ 4,000
Chengdu Yinzhe | Trademark
Business Acquisition [Line Items]
Estimated amortization of intangible assets					10 years
Intangible asset
Intangible assets					¥ 32,000
Hangzhou Impression
Business Acquisition [Line Items]
Cash and cash equivalents					24,224
Other current assets					533
Property and equipment, net					1,059
Intangible asset
Goodwill, net					76,766
Other current liabilities					(9,510)
Deferred tax liabilities					(5,550)
Contract liabilities					(9,722)
Non-controlling interests					(30,000)
Total consideration and value to be allocated to net assets					¥ 70,000
Hangzhou Impression | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period					3 years
Hangzhou Impression | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period					5 years
Hangzhou Impression | Brand names
Business Acquisition [Line Items]
Property and equipment, Amortization period					20 years
Intangible asset
Intangible assets					¥ 17,100
Hangzhou Impression | Backlog
Business Acquisition [Line Items]
Property and equipment, Amortization period					7 months 6 days
Intangible asset
Intangible assets					¥ 1,800
Hangzhou Impression | Non-compete agreements
Business Acquisition [Line Items]
Property and equipment, Amortization period					4 years
Intangible asset
Intangible assets					¥ 3,300
Heze Qiqiaoban Education Technology Limited
Business Acquisition [Line Items]
Cash and cash equivalents				¥ 5,250
Other current assets				2,010
Property and equipment, net				12,817
Intangible asset
Goodwill, net				52,514
Other current liabilities				(2,706)
Deferred tax liabilities				(5,750)
Contract liabilities				(4,135)
Non-controlling interests				(12,450)
Total consideration and value to be allocated to net assets				¥ 70,550
Heze Qiqiaoban Education Technology Limited | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period				3 years
Heze Qiqiaoban Education Technology Limited | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period				50 years
Heze Qiqiaoban Education Technology Limited | Brand names
Business Acquisition [Line Items]
Estimated amortization of intangible assets				20 years
Intangible asset
Intangible assets				¥ 13,600
Heze Qiqiaoban Education Technology Limited | Customer relationship
Business Acquisition [Line Items]
Estimated amortization of intangible assets				3 years 6 months
Intangible asset
Intangible assets				¥ 6,200
Heze Qiqiaoban Education Technology Limited | Non-compete agreements
Business Acquisition [Line Items]
Estimated amortization of intangible assets				4 years 9 months 18 days
Intangible asset
Intangible assets				¥ 3,200
Hubei Sannew Education Development Limited
Business Acquisition [Line Items]
Cash and cash equivalents			¥ 5,559
Other current assets			2,614
Property and equipment, net			177,754
Amortization period of land use rights (in years)				50 years
Land use rights			55,840
Intangible asset
Goodwill, net			125,155
Other current liabilities			(16,001)
Deferred tax liabilities			(17,263)
Contract liabilities			(17,295)
Non-controlling interests			(74,213)
Total consideration and value to be allocated to net assets			¥ 296,850
Hubei Sannew Education Development Limited | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period			3 years
Hubei Sannew Education Development Limited | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period			50 years
Hubei Sannew Education Development Limited | Brand names
Business Acquisition [Line Items]
Estimated amortization of intangible assets				20 years
Intangible asset
Intangible assets			¥ 25,700
Hubei Sannew Education Development Limited | Customer relationship
Business Acquisition [Line Items]
Estimated amortization of intangible assets				5 years
Intangible asset
Intangible assets			¥ 10,900
Hubei Sannew Education Development Limited | Non-compete agreements
Business Acquisition [Line Items]
Estimated amortization of intangible assets			7 years 8 months 12 days
Intangible asset
Intangible assets			¥ 18,100
CATS Colleges Holdings Limited
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 68,616
Account receivable		22,044
Other current assets		80,684
Property and equipment, net		¥ 116,911
Property and equipment, Amortization period		3 years
Intangible asset
Goodwill, net		¥ 1,025,504
Other current liabilities		(179,214)
Deferred tax assets		12,875
Deferred tax liabilities		(7,230)
Contract liabilities		(200,098)
Total consideration and value to be allocated to net assets		1,299,365
CATS Colleges Holdings Limited | Brand names
Intangible asset
Intangible assets		¥ 342,925
CATS Colleges Holdings Limited | Student base
Business Acquisition [Line Items]
Estimated amortization of intangible assets		1 year
Intangible asset
Intangible assets		¥ 16,348
STM and BIC
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 18,076
Account receivable	737
Other current assets	21,474
Property and equipment, net	149,635
Intangible asset
Goodwill, net	161,831
Other current liabilities	(8,232)
Deferred tax liabilities	(9,070)
Contract liabilities	(32,324)
Total consideration and value to be allocated to net assets	¥ 352,699
STM and BIC | Minimum
Business Acquisition [Line Items]
Property and equipment, Amortization period	4 years
STM and BIC | Maximum
Business Acquisition [Line Items]
Property and equipment, Amortization period	50 years
STM and BIC | Brand names
Intangible asset
Intangible assets	¥ 45,063
STM and BIC | Student base
Business Acquisition [Line Items]
Estimated amortization of intangible assets	7 years
Intangible asset
Intangible assets	¥ 5,509